Long-term investments - Income from Long-term Investments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value		$ (229,988)	$ (499,125)
Dividend and interest income from investments carried at fair value		103,807	107,143
Equity method loss		(5,936)	(21,416)
Impairment of equity-method investee	$ 0		(75,910)
Interest and other income		7,143	5,923
Income (loss) from other long-term investments		1,207	(91,403)
Loss from long-term investments		(124,974)	(483,385)
Atlantica
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value		(215,437)	(482,774)
Dividend and interest income from investments carried at fair value		87,154	86,664
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value		(14,684)	(16,018)
Dividend and interest income from investments carried at fair value		16,604	20,443
Other
Schedule of Equity Method Investments [Line Items]
Fair value loss on investments carried at fair value		133	(333)
Dividend and interest income from investments carried at fair value		49	36
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Equity method loss		$ (5,936)	(21,416)
Impairment of equity-method investee			$ (75,910)